UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Collins Long/Short Credit Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Principal
	Amount	Value
BANK LOANS - 1.75%
Reddy Ice Holdings, Inc.
6.753%, 05/01/2019	$1,000,000	$951,880
TOTAL BANK LOANS (Cost $955,000)		951,880

	Shares
COMMON STOCKS - 0.00%
Motion Picture and Sound Recording Industries - 0.00%
Regal Entertainment Group - Class A	100	2,291
TOTAL COMMON STOCKS (Cost $2,049)		2,291

	Principal
	Amount
CORPORATE BONDS - 57.45%
Accommodation - 6.14%
Caesars Growth Properties Holdings LLC
9.375%, 05/01/2022	$2,000,000	2,150,000
Chester Downs & Marina LLC
9.250%, 02/01/2020 (Acquired 05/23/2016 through 07/11/2016, Cost $1,124,633) (a)	1,225,000	1,185,188
		3,335,188
Beverage and Tobacco Product Manufacturing - 1.53%
Carolina Beverage Group LLC
10.625%, 08/01/2018 (Acquired 03/06/2015 through 07/26/2016, Cost $874,306) (a)	890,000	832,150

Broadcasting (except Internet) - 3.83%
Cablevision Systems Corp.
5.875%, 09/15/2022	1,500,000	1,402,500
CSC Holdings LLC
6.750%, 11/15/2021	400,000	421,499
Entercom Radio LLC
10.500%, 12/01/2019	250,000	256,563
		2,080,562
Chemical Manufacturing - 6.86%
Hexion, Inc.
8.875%, 02/01/2018	1,635,000	1,590,038
10.000%, 04/15/2020	710,000	694,912
Kraton Polymers LLC
10.500%, 04/15/2023 (Acquired 05/23/2016 through 08/05/2016, Cost $1,394,875) (a)	1,300,000	1,446,250
		3,731,200
Clothing and Clothing Accessories Stores - 2.94%
HT Intermediate Holdings Corp.
12.000%, 05/15/2019 (Acquired 03/09/2015 through 10/17/2016, Cost $1,594,053) (a)	1,561,000	1,600,025

Machinery Manufacturing - 1.60%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (Acquired 03/04/2016 through 09/19/2016, Cost $830,730) (a)	838,000	869,425

Mining (except Oil and Gas) - 1.44%
Westmoreland Coal Co.
8.750%, 01/01/2022 (Acquired 09/16/2015 through 10/06/2016, Cost $724,867) (a)	909,000	779,468

Miscellaneous Manufacturing - 3.29%
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (Acquired 03/22/2016 through 05/24/2016, Cost $517,511) (a)(b)	550,000	515,625
4.750%, 04/15/2023 (b)	1,500,000	1,275,000
		1,790,625
Nonmetallic Mineral Product Manufacturing - 1.62%
Ardagh Packaging Finance PLC
6.250%, 01/31/2019 (Acquired 09/27/2016, Cost $882,003) (a)(b)	865,000	882,300

Nursing and Residential Care Facilities - 3.35%
Kindred Healthcare, Inc.
8.000%, 01/15/2020	500,000	478,750
8.750%, 01/15/2023	1,500,000	1,340,625
		1,819,375
Paper Manufacturing - 4.79%
PaperWorks Industries, Inc.
9.500%, 08/15/2019 (Acquired 08/02/2016 through 08/04/2016, Cost $636,526) (a)	662,000	546,150
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	2,000,000	2,060,000
		2,606,150
Real Estate - 2.77%
Homefed Corp.
6.500%, 06/30/2018 (Acquired 08/03/2016 through 08/29/2016, Cost $1,502,246) (a)	1,500,000	1,507,500

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 1.63%
Guitar Center, Inc.
6.500%, 04/15/2019 (Acquired 10/20/2016 through 10/24/2016, Cost $912,472) (a)	1,000,000	887,500

Support Activities for Agriculture and Forestry - 3.78%
PetSmart, Inc.
7.125%, 03/15/2023 (Acquired 08/09/2016 through 09/07/2016, Cost $2,107,931) (a)	2,000,000	2,052,500

Telecommunications - 11.88%
HC2 Holdings, Inc.
11.000%, 12/01/2019 (Acquired 03/23/2015 through 10/20/2016, Cost $1,452,780) (a)	1,515,000	1,488,487
Sprint Communications, Inc.
6.000%, 12/01/2016	375,000	375,000
9.125%, 03/01/2017	1,800,000	1,832,634
Telesat LLC
8.875%, 11/15/2024 (Acquired 11/09/2016, Cost $500,375) (a)	500,000	511,875
6.000%, 05/15/2017 (Acquired 03/04/2016 through 10/25/2016, Cost $2,251,073) (a)	2,250,000	2,251,013
		6,459,009
TOTAL CORPORATE BONDS (Cost $31,467,701)		31,232,977

	Shares
SHORT-TERM INVESTMENTS - 40.28%
Money Market Funds - 40.28%
Fidelity Institutional Money Market Funds - Government Portfolio - Class Institutional, 0.280% (c)(d)	21,896,330	21,896,330
TOTAL SHORT-TERM INVESTMENTS (Cost $21,896,330)		21,896,330

Total Investments (Cost $54,321,080) - 99.48%		54,083,478
Other Assets in Excess of Liabilities - 0.52%		281,733
TOTAL NET ASSETS - 100.00%		$54,365,211

Percentages are stated as a percent of net assets.

(a)
Denotes a security is either fully or partially restricted to resale.  The aggregate value of restricted securities at November 30, 2016 was $17,355,456 which represented 31.92% of net assets.  Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.  Such securities may be deemed liquid using procedures established by the Board of Trustees.

(b)	Foreign issued security.
(c)	Variable rate security. The rate shown is as of November 30, 2016.
(d)	All or a portion of this security is pledged as collateral for securities sold short.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Collins Long/Short Credit Fund
Cost of investments	$54,321,080
Gross unrealized appreciation on investments	336,860
Gross unrealized appreciation on short positions	5,000
Gross unrealized depreciation on investments	(574,462)
Gross unrealized depreciation on short positions	-
Net unrealized depreciation	$(232,602)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2016:

Collins Long/Short Credit Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$951,880	$-	$951,880
Common Stocks	2,291	-	-	2,291
Corporate Bonds	-	31,232,977	-	31,232,977
Money Market Funds	21,896,330	-	-	21,896,330
Total Assets	$21,898,621	$32,184,857	$-	$54,083,478

Liabilities:
Securities Sold Short
Corporate Bonds	-	(261,875)	-	(261,875)
Total Liabilities	$-	$(261,875)	$-	$(261,875)

(1) See the Schedule of Investments for industry classifications

The Fund measures Level 3 securities as of the beginning and end of each financial reporting period. For the period ended November 30, 2016, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs

(Level 3 securities) were used in determining fair value is not applicable.

The Fund did have any transfers between any levels during the period ended November 30, 2016. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date  January 24, 2017

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
  John Buckel, President

Date  January 24, 2017

By (Signature and Title)*  /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  January 24, 2017

* Print the name and title of each signing officer under his or her signature.